UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 Nancy Havens-Hasty     New York, NY     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $117,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                COM              03073T102       55      600 SH  PUT  SOLE                        0      600        0
AMERIGROUP CORP                COM              03073T102     4023    44000 SH       SOLE                        0    44000        0
AMGEN INC                      COM              031162100      950    11276 SH       SOLE                        0    11276        0
COOPER INDUSTRIES PLC          SHS              G24140108    14036   187000 SH       SOLE                        0   187000        0
CUMULUS MEDIA INC              CL A             231082108     1063   387812 SH       SOLE                        0   387812        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     1739    20000 SH  PUT  SOLE                        0    20000        0
FLAGSTONE REINSURANCE HOLDING  COM              L3466T104     1933   225000 SH       SOLE                        0   225000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     2200    47353 SH       SOLE                        0    47353        0
HUDSON CITY BANCORP            COM              443683107     4743   597000 SH       SOLE                        0   597000        0
IRIS INTL INC                  COM              46270W105     4741   242873 SH       SOLE                        0   242873        0
JUNIPER NETWORKS INC           COM              48203R104     1440    84190 SH       SOLE                        0    84190        0
LEUCADIA NATL CORP             COM              527288104     2769   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      131     3070 SH       SOLE                        0     3070        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309     5971   138000 SH       SOLE                        0   138000        0
NEXEN INC                      COM              65334H102    16978   670017 SH       SOLE                        0   670017        0
NORTEK INC                     COM NEW          656559309     1801    32907 SH       SOLE                        0    32907        0
PAR PHARMACEUTICAL COS INC     COM              69888P106     5666   113327 SH       SOLE                        0   113327        0
PFIZER INC                     COM              717081103     1661    66842 SH       SOLE                        0    66842        0
PILGRIMS PRIDE CORP NEW        COM              72147K108      721   141000 SH       SOLE                        0   141000        0
SANOFI                         RIGHT 12/31/2020 80105N113     3925  2336150 SH       SOLE                        0  2336150        0
SHAW                           COM              820280105    24994   573000 SH       SOLE                        0   573000        0
SUNOCO INC                     COM              86764P109     5807   124000 SH       SOLE                        0   124000        0
SUNRISE SENIOR LIVING INC      COM              86768K106     3967   278000 SH       SOLE                        0   278000        0
TELLABS INC                    COM              879664100      144    40966 SH       SOLE                        0    40966        0
US CONCRETE INC                COM NEW          90333L201     2488   383926 SH       SOLE                        0   383926        0
WESTERN UN CO                  COM              959802109     2877   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      520    32520 SH       SOLE                        0    32520        0